Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Acquisitions provisions from revisions to fair value adjustments	£ 0.4	£ 0.7